Overview and Summary of Significant Accounting Policies - Deferred Payout (Details) $ in Thousands					3 Months Ended		12 Months Ended
	Mar. 23, 2022 USD ($)	Sep. 23, 2021 USD ($)	Mar. 23, 2021 USD ($)	Sep. 23, 2020 USD ($) payment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 20, 2022 USD ($)
Business Acquisition [Line Items]
Cash installment, paid amount					$ 4,360	$ 0
Deferred payout, remaining balance paid								$ 1,000
Litigation settlement, amount awarded to other party, quarterly installments					$ 500
Kinduct [Member]
Business Acquisition [Line Items]
Ownership percentage				100.00%
Number of deferred cash installment payments | payment				3
Cash installment payments	$ 6,000	$ 2,000	$ 2,000	$ 10,000
Cash installment payments, fair value				$ 9,400
Cash installment, paid amount							$ 4,000
Cash installment payments, remaining amount							6,000
Exchange of consideration under the deferred payout for convertible notes							$ 1,100
Deferred payouts, interest rate				0.12